Schedule of allowance in expected credit losses (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Retention Receivables Net
Balance, beginning of the year	$ 32,972	£ 24,030	£ 40,259
(Reversal) addition	2,412	1,758	(16,229)
Balance, end of year	$ 35,384	£ 25,788	£ 24,030